Document and Entity Information	Jun. 29, 2018
Prospectus:
Document Type	497
Document Period End Date	Jun. 29, 2018
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Jun. 29, 2018
Document Effective Date	Jun. 29, 2018
Prospectus Date	Sep. 28, 2017
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Prospectus:
Trading Symbol	AIEQ